Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
9. LEASES
The Group’s operating leases mainly related to office space and buildings. For leases with terms greater than 12 months, the Group records the related assets and lease liabilities at the present value of lease payments over the lease term. Certain leases include rental-free periods and rental escalation clause, which are factored into the Group’s determination of lease payments when appropriate. As of December 31, 2020, the Group had no finance leases.
As of December 31, 2020, the weighted average remaining lease term was 9.7 years and weighted average discount rate was 6.36% for the Group’s operating leases.
For the year ended December 31, 2020, operating lease cost recognized in profit or loss was RMB52,890 (US$8,106), which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2020 was RMB3,036 (US$465).
The undiscounted future minimum payments under the Group’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	RMB	US$
2021	79,495	12,183
2022	51,151	7,839
2023	48,582	7,446
2024	49,123	7,528
2025 and thereafter	101,412	15,542

Total future lease payments	329,763	50,538
Less: imputed interest	(70,336)	(10,779)

Total lease liability balance	259,427	39,759